AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.9%

Aerospace & Defense - 1.1%
Singapore Technologies Engineering Ltd.	2,900	7,351

Banks - 11.1%
Axis Bank Ltd., GDR*	231	6,791
Banco Bradesco SA (Preference)	2,090	7,224
Bank Mandiri Persero Tbk. PT	27,200	9,067
Bank of the Philippine Islands	3,850	5,082
Credicorp Ltd.	32	3,968
DBS Group Holdings Ltd.	400	5,834
Grupo Financiero Banorte SAB de CV, Class O*	600	2,079
Industrial & Commercial Bank of China Ltd., Class H	13,000	6,743
Komercni banka A/S*	358	7,539
Powszechna Kasa Oszczednosci Bank Polski SA*	694	3,808
Sberbank of Russia PJSC, ADR*	554	6,465
Shinhan Financial Group Co. Ltd., ADR	516	11,853
		76,453
Beverages - 2.7%
Budweiser Brewing Co. APAC Ltd.	2,606	7,565
Coca-Cola HBC AG	320	7,895
Fomento Economico Mexicano SAB de CV, ADR	57	3,203
		18,663
Construction & Engineering - 2.8%
Larsen & Toubro Ltd., GDR	1,523	18,977

Diversified Consumer Services - 0.3%
YDUQS Participacoes SA	400	1,952

Diversified Financial Services - 1.8%
Chailease Holding Co. Ltd.	1,622	7,337
FirstRand Ltd.	2,185	5,378
		12,715
Diversified Telecommunication Services - 3.0%
Hellenic Telecommunications Organization SA	940	13,567
Telekomunikasi Indonesia Persero Tbk. PT	42,887	7,378
		20,945
Electrical Equipment - 1.8%
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,812	12,739

Electronic Equipment, Instruments & Components - 3.7%
Delta Electronics, Inc.	1,715	11,192
Samsung Electro-Mechanics Co. Ltd.	121	14,381
		25,573
Energy Equipment & Services - 0.6%
Tenaris SA, ADR	414	4,078

Food & Staples Retailing - 1.4%
Atacadao SA*	922	3,364
Wal-Mart de Mexico SAB de CV	2,619	6,283
		9,647
Health Care Providers & Services - 0.8%
Sinopharm Group Co. Ltd., Class H	2,541	5,331

Hotels, Restaurants & Leisure - 0.9%
Melco Resorts & Entertainment Ltd., ADR	371	6,177

Household Durables - 1.3%
Haier Electronics Group Co. Ltd.	2,465	8,906

Insurance - 5.1%
AIA Group Ltd.	2,368	23,191
Ping An Insurance Group Co. of China Ltd., Class H	752	7,714
Porto Seguro SA	500	4,296
		35,201
Interactive Media & Services - 9.2%
Tencent Holdings Ltd.	965	63,690

Internet & Direct Marketing Retail - 13.4%
Alibaba Group Holding Ltd.*	2,044	72,687
Naspers Ltd., Class N*	67	11,840
Trip.com Group Ltd., ADR*	242	7,536
		92,063
Machinery - 4.0%
Airtac International Group	615	13,824
Weichai Power Co. Ltd., Class H	6,736	13,489
		27,313
Metals & Mining - 2.2%
Gerdau SA (Preference)	1,132	4,193
Southern Copper Corp.	168	7,605
Vale SA	300	3,158
		14,956
Multiline Retail - 0.8%
Lojas Americanas SA (Preference)*	1,147	5,798

Oil, Gas & Consumable Fuels - 5.0%
CNOOC Ltd.	7,535	7,244
Lukoil PJSC, ADR	216	12,502
Reliance Industries Ltd., GDR	244	14,835
		34,581

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Paper & Forest Products - 1.1%
Mondi plc	343	7,256

Personal Products - 0.9%
LG Household & Health Care Ltd.	5	6,191

Pharmaceuticals - 1.2%
Richter Gedeon Nyrt.	392	8,282

Real Estate Management & Development - 1.7%
China Overseas Land & Investment Ltd.	1,293	3,237
China Vanke Co. Ltd., Class H	2,800	8,544
		11,781
Semiconductors & Semiconductor Equipment - 7.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	613	49,696

Software - 1.0%
TOTVS SA	1,438	6,939

Specialty Retail - 1.1%
Foschini Group Ltd. (The)	1,579	7,730

Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co. Ltd., GDR	28	35,476

Textiles, Apparel & Luxury Goods - 1.4%
Eclat Textile Co. Ltd.	786	9,743

Wireless Telecommunication Services - 1.1%
China Mobile Ltd.	1,198	7,644

TOTAL COMMON STOCKS (Cost $700,276)		653,847

EXCHANGE TRADED FUND - 4.1%

iShares MSCI India ETF (Cost $28,975)	824	27,901

Investments	Shares	Maturity Date	Value ($)
PARTICIPATION NOTES - 3.2%
China
Anhui Conch Cement Co. Ltd. (Issuer: Bank of America Merrill Lynch)	839	10/29/2020	6,807
Kweichow Moutai Co. Ltd. (Issuer: Bank of America Merrill Lynch)	63	11/30/2020	15,434

TOTAL PARTICIPATION NOTES (Cost $16,846)			22,241

Total Investments - 102.2% (Cost $746,097)			703,989
Liabilities in excess of other assets - (2.2%)			(15,177)
Net Assets - 100.0%			688,812

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Participation Note	A derivative instrument linked to a financial instrument which usually include equities, market indices, ETFs, interest rates, currencies, or a combination of these. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2020 (Unaudited)

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2020:

Brazil	5.4%
China	35.8%
Czech Republic	1.1%
Greece	2.0%
Hong Kong	4.3%
Hungary	1.2%
India	5.9%
Indonesia	2.4%
Mexico	1.7%
Netherlands Antilles	3.2%
Peru	1.7%
Philippines	0.7%
Poland	0.5%
Russia	2.8%
Singapore	1.9%
South Africa	3.6%
South Korea	9.9%
Switzerland	1.1%
Taiwan	11.3%
United Kingdom	1.1%
United States	4.6%
Other(1)	(2.2)%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Auto Components - 3.1%
Aptiv plc	445	40,798

Banks - 1.0%
ING Groep NV	1,771	12,577

Building Products - 8.6%
Kingspan Group plc	475	43,272
Nibe Industrier AB, Class B*	1,005	25,933
Trex Co., Inc.*	606	43,390
		112,595
Capital Markets - 1.8%
MSCI, Inc.	65	23,191

Chemicals - 9.8%
Albemarle Corp.	152	13,571
Chr Hansen Holding A/S	176	19,563
Croda International plc	373	30,081
Ecolab, Inc.	203	40,568
Johnson Matthey plc	407	12,378
Umicore SA	281	11,712
		127,873
Commercial Services & Supplies - 6.9%
Tetra Tech, Inc.	429	40,969
TOMRA Systems ASA	453	19,528
Waste Connections, Inc.	287	29,791
		90,288
Containers & Packaging - 1.2%
Ball Corp.	189	15,710

Electric Utilities - 1.0%
Orsted A/S	97	13,372

Electrical Equipment - 6.3%
Legrand SA	293	23,422
Prysmian SpA	1,437	41,850
Siemens Gamesa Renewable Energy SA	638	17,272
		82,544
Electronic Equipment, Instruments & Components - 15.5%
Amphenol Corp., Class A	175	18,947
Halma plc	1,475	44,632
Hexagon AB, Class B*	236	17,861
Keyence Corp.	116	53,873
Samsung SDI Co. Ltd.	99	36,696
Trimble, Inc.*	637	31,022
		203,031
Equity Real Estate Investment Trusts (REITs) - 2.6%
Equinix, Inc.	45	34,206

Food Products - 2.9%
Beyond Meat, Inc.*	77	12,786
Kerry Group plc, Class A	200	25,677
		38,463
Health Care Equipment & Supplies - 6.4%
Asahi Intecc Co. Ltd.	798	24,969
Danaher Corp.	273	58,785
		83,754
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	104	6,102

Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	61	24,102

Internet & Direct Marketing Retail - 0.9%
HelloFresh SE*	200	11,157

Leisure Products - 2.9%
Giant Manufacturing Co. Ltd.	1,221	11,488
Shimano, Inc.	138	27,112
		38,600
Life Sciences Tools & Services - 4.1%
Thermo Fisher Scientific, Inc.	123	54,307

Machinery - 4.9%
Cummins, Inc.	154	32,519
NFI Group, Inc.	990	12,312
Xylem, Inc.	235	19,768
		64,599
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	603	25,489

Professional Services - 0.9%
Stantec, Inc.	399	12,115

Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	154	17,978
Cree, Inc.*	208	13,258
Enphase Energy, Inc.*	170	14,040
Infineon Technologies AG	991	28,019
		73,295
Software - 6.3%
ANSYS, Inc.*	82	26,833
Dassault Systemes SE	209	39,145
Zoom Video Communications, Inc., Class A*	35	16,454
		82,432
Water Utilities - 1.7%
American Water Works Co., Inc.	152	22,022

TOTAL COMMON STOCKS (Cost $887,567)		1,292,622

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.7%

Independent Power and Renewable Electricity Producers - 1.7%
Brookfield Renewable Partners LP (Cost $13,862)	419	22,027

Total Investments - 100.3% (Cost $901,429)		1,314,649
Liabilities in excess of other assets - (0.3%)		(3,970)
Net Assets - 100.0%		1,310,679

*	Non-income producing security.

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2020:

Belgium	0.9%
Canada	3.5%
Denmark	2.5%
France	4.8%
Germany	3.0%
Ireland	5.3%
Italy	3.2%
Japan	8.1%
Netherlands	1.0%
Norway	1.5%
South Korea	2.8%
Spain	1.3%
Sweden	3.3%
Taiwan	0.9%
United Kingdom	6.6%
United States	51.6%
Other(1)	(0.3)%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).